Derivative financial instruments - Effects of derivatives on statement of financial position (Details) - USD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019
Financial instruments classification
Current assets	$ 97	$ 288
Non-current assets	63	184
Current liabilities	525	94
Non-current liabilities	881	307
Derivatives not designated as hedge
Financial instruments classification
Current assets	97	288
Non-current assets	63	184
Current liabilities	525	94
Non-current liabilities	881	307
Derivatives not designated as hedge | Foreign exchange and interest rate risk
Financial instruments classification
Current assets	43	117
Non-current assets	37	125
Current liabilities	370	75
Non-current liabilities	838	183
Derivatives not designated as hedge | Foreign exchange and interest rate risk | CDI & TJLP vs. US$ fixed and floating rate swap
Financial instruments classification
Current assets		13
Current liabilities	198	48
Non-current liabilities	610	80
Derivatives not designated as hedge | Foreign exchange and interest rate risk | IPCA swap
Financial instruments classification
Current assets	43	83
Non-current assets	37	117
Current liabilities	91	13
Non-current liabilities	103	37
Derivatives not designated as hedge | Foreign exchange and interest rate risk | Eurobonds Swap
Financial instruments classification
Current liabilities	6	6
Non-current liabilities	50	29
Derivatives not designated as hedge | Foreign exchange and interest rate risk | Pre-dolar swap
Financial instruments classification
Current assets		21
Non-current assets		8
Current liabilities	75	8
Non-current liabilities	75	37
Derivatives not designated as hedge | Commodities price risk
Financial instruments classification
Current assets	47	170
Non-current assets	3	9
Current liabilities	154	11
Non-current liabilities		4
Derivatives not designated as hedge | Commodities price risk | Nickel
Financial instruments classification
Current assets	2	151
Non-current assets		9
Current liabilities		4
Non-current liabilities		4
Derivatives not designated as hedge | Commodities price risk | Bunker oil
Financial instruments classification
Current assets	45	19
Non-current assets	3
Current liabilities	154	7
Derivatives not designated as hedge | Others
Financial instruments classification
Current assets	7	1
Non-current assets	23	50
Current liabilities	1	8
Non-current liabilities	43	120
Derivatives not designated as hedge | Others | Others
Financial instruments classification
Current assets	7	1
Non-current assets	23	50
Current liabilities	1	8
Non-current liabilities	$ 43	$ 120